Eaton Vance

North Carolina Municipal Income Fund

May 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.5%
Harnett Health System, Inc., NC, 4.25%, 4/1/32	$760	$741,000

Total Corporate Bonds — 0.5% (identified cost $755,062)		$741,000

Tax-Exempt Municipal Obligations — 93.5%

Security	Principal Amount (000’s omitted)	Value
Education — 9.5%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$378,202
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	1,300	1,476,176
5.00%, 10/1/44	2,000	2,413,840
North Carolina Capital Facilities Finance Agency, (High Point University), 5.00%, 5/1/27	300	369,303
North Carolina State University at Raleigh, Prerefunded to 10/1/23, 5.00%, 10/1/42	1,140	1,267,726
University of North Carolina at Chapel Hill, 0.474%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	750	751,597
University of North Carolina at Charlotte:
4.00%, 10/1/34	770	897,427
4.00%, 10/1/45	250	294,150
Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,301,150
University of North Carolina at Greensboro:
4.00%, 4/1/35	1,000	1,166,530
5.00%, 4/1/26	660	743,886
University of North Carolina at Wilmington, 4.00%, 10/1/36	1,500	1,803,540
Western Carolina University, NC:
4.00%, 4/1/45	1,000	1,177,450
5.00%, 10/1/36	1,000	1,231,070

		$15,272,047

Electric Utilities — 1.0%
Greenville, NC, Combined Enterprise System Revenue:
4.00%, 5/1/32	$190	$240,259
5.00%, 5/1/25	1,190	1,402,391

		$1,642,650

Escrowed/Prerefunded — 4.5%
Durham Capital Financing Corp., NC:
Prerefunded to 6/1/22, 5.00%, 6/1/32	$1,700	$1,783,351
Prerefunded to 6/1/23, 5.00%, 6/1/38	1,000	1,097,310

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/22, 5.00%, 6/1/42	$1,250	$1,311,288
North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/22, 5.00%, 1/1/31	885	910,107
University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,061,738
Watauga Public Facilities Corp., NC, Prerefunded to 6/1/22, 5.00%, 6/1/27	1,000	1,049,030

		$7,212,824

General Obligations — 11.0%
Brunswick County, NC, 4.00%, 8/1/31	$1,000	$1,252,340
Durham County, NC, 4.00%, 6/1/33	1,785	2,176,700
Forsyth County, NC:
4.00%, 3/1/28	735	871,820
5.00%, 3/1/31	1,000	1,298,650
Greensboro, NC, Series 2014, 5.00%, 2/1/27	650	731,803
North Carolina, 5.00%, 6/1/30	1,530	2,003,305
Pender County, NC, 5.00%, 3/1/27	1,015	1,224,141
Randolph County, NC, Limited Obligation Bonds:
4.00%, 10/1/38	1,000	1,194,580
4.00%, 10/1/39	500	595,995
Wake County, NC, 5.00%, 3/1/22	2,000	2,073,740
Wilmington, NC, 5.00%, 5/1/27	840	1,056,040
Wilmington, NC, Limited Obligation Bonds:
4.00%, 6/1/35	150	184,490
4.00%, 6/1/37	690	841,641
Winston-Salem, NC, 4.00%, 6/1/29	1,925	2,232,365

		$17,737,610

Hospital — 13.7%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 5.00% to 12/1/28 (Put Date), 1/15/50	$1,500	$1,938,600
New Hanover County, NC, (New Hanover Regional Medical Center):
Prerefunded to 10/1/27, 5.00%, 10/1/30	250	313,633
Prerefunded to 10/1/27, 5.00%, 10/1/36	1,000	1,254,530
North Carolina Medical Care Commission, (Cape Fear Valley Health System), Prerefunded to 10/1/22, 5.00%, 10/1/32	2,000	2,130,540
North Carolina Medical Care Commission, (CaroMont Health), 4.00%, 2/1/36	1,350	1,649,794
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	3,500	4,070,430
North Carolina Medical Care Commission, (Rex Healthcare, Inc.):
4.00%, 7/1/39	1,000	1,168,130
5.00%, 7/1/32	1,000	1,165,700
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,699,269
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/25, 5.00%, 6/1/31	2,000	2,361,820
North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 2.20% to 12/1/22 (Put Date), 12/1/48	2,170	2,211,230
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,111,540

		$22,075,216

Housing — 0.5%
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	$740	$749,428

		$749,428

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 0.3%
Columbus County Industrial Facilities & Pollution Control Financing Authority, NC, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$500	$525,875

		$525,875

Insured-Education — 0.0%(2)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,111

		$35,111

Insured-Electric Utilities — 0.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$1,441,573

		$1,441,573

Insured-Transportation — 3.4%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$4,969,835
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	440	477,545

		$5,447,380

Lease Revenue/Certificates of Participation — 20.5%
Asheville, NC, 5.00%, 4/1/25	$1,530	$1,796,710
Buncombe County, NC:
5.00%, 6/1/29	750	851,917
5.00%, 6/1/31	1,000	1,135,890
Buncombe County, NC, Limited Obligation Bonds:
4.00%, 6/1/34	100	123,206
4.00%, 6/1/35	150	184,490
4.00%, 6/1/36	150	183,960
5.00%, 6/1/31	100	132,905
Cabarrus County, NC, Limited Obligation Bonds:
5.00%, 6/1/28	1,600	1,993,728
5.00%, 4/1/29	1,000	1,196,000
5.00%, 4/1/30	1,000	1,194,820
Charlotte, NC, 4.00%, 6/1/39	1,000	1,197,070
Charlotte, NC, (Convention Facility), 4.00%, 6/1/39	875	1,047,436
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/33	200	247,562
Davidson County, NC, Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,413,829
Durham Capital Financing Corp., NC, 5.00%, 10/1/31	1,170	1,493,879
Florida Department of Transportation Financing Corp., 3.00%, 7/1/33	1,000	1,151,020
Gwinnett County Water and Sewerage Authority, GA, 3.00%, 8/1/32	750	871,252
Johnston County Finance Corp., NC:
4.00%, 4/1/35	400	487,888
4.00%, 4/1/36	1,015	1,231,926
Mooresville, NC, Limited Obligation Bonds:
3.00%, 10/1/36	350	395,353
3.00%, 10/1/38	215	241,473
4.00%, 10/1/31	145	182,129
4.00%, 10/1/32	130	162,371
4.00%, 10/1/33	150	186,719
4.00%, 10/1/34	130	160,737
North Carolina Turnpike Authority, (Monroe Connector System):
5.00%, 7/1/31	1,000	1,003,930
5.00%, 7/1/36	1,750	1,756,877

Security	Principal Amount (000’s omitted)	Value
North Carolina Turnpike Authority, (Monroe Expressway System), 5.00%, 7/1/39	$500	$668,125
North Carolina, Limited Obligation Bonds:
3.00%, 5/1/34	1,000	1,138,120
4.00%, 5/1/33	1,000	1,213,330
4.00%, 5/1/35	250	308,208
5.00%, 5/1/29	1,000	1,241,490
Orange County Public Facilities Co., NC, 4.00%, 10/1/31	400	474,664
Scotland County, NC, Limited Obligation Bonds:
5.00%, 12/1/29	500	610,545
5.00%, 12/1/31	55	66,456
5.00%, 12/1/33	250	300,658
Wake County, NC, Limited Obligation Bonds:
5.00%, 3/1/26	1,000	1,210,390
5.00%, 9/1/35	1,000	1,292,530
Wayne County, NC, Limited Obligation Bonds, 5.00%, 6/1/28	500	622,710
Winston-Salem, NC, 5.00%, 6/1/27	750	855,300

		$33,027,603

Other Revenue — 1.4%
Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute):
5.00%, 2/1/24	$1,000	$1,119,880
5.00%, 2/1/25	1,035	1,200,704

		$2,320,584

Senior Living/Life Care — 5.9%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,367,520
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/30	1,310	1,506,329
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/40	600	676,884
North Carolina Medical Care Commission, (The Forest at Duke):
4.00%, 9/1/33(3)	180	213,561
4.00%, 9/1/34(3)	185	218,933
4.00%, 9/1/41(3)	830	966,045
North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	1,118,240
North Carolina Medical Care Commission, (Twin Lakes Community), 5.00%, 1/1/44	595	686,190
North Carolina Medical Care Commission, (United Church Homes and Services), 5.00%, 9/1/46	1,000	1,066,160
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	635	704,723

		$9,524,585

Solid Waste — 0.6%
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	$1,000	$1,003,510

		$1,003,510

Security	Principal Amount (000’s omitted)	Value
Transportation — 12.2%
Charlotte, NC, (Charlotte Douglas International Airport):
(AMT), 4.00%, 7/1/36	$630	$740,212
(AMT), 4.00%, 7/1/37	1,000	1,171,700
(AMT), 5.00%, 7/1/36	1,500	1,505,775
(AMT), 5.00%, 7/1/42	550	663,091
North Carolina Turnpike Authority, (Triangle Expressway System):
4.00%, 1/1/33	2,000	2,366,460
5.00%, 1/1/40	2,500	3,054,275
5.00%, 1/1/43	500	618,265
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/34	4,000	5,086,160
Raleigh-Durham Airport Authority, NC:
(AMT), Series 2017A, 5.00%, 5/1/36	2,000	2,426,300
(AMT), Series 2020A, 5.00%, 5/1/36	1,580	2,035,277

		$19,667,515

Water and Sewer — 8.1%
Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$869,752
Brunswick County, NC, Enterprise Systems Revenue, 4.00%, 4/1/34	700	856,744
Buncombe County Metropolitan Sewerage District, NC:
5.00%, 7/1/26	305	348,999
5.00%, 7/1/28	540	616,286
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,673,705
Cary, NC, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	857,520
Charlotte, NC, Storm Water Fee Revenue:
3.00%, 12/1/36	400	457,008
3.00%, 12/1/37	400	453,736
Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/36	500	620,295
Greensboro, NC, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,255,944
High Point, NC, Combined Enterprise System Revenue, 4.00%, 11/1/34	1,000	1,225,900
Lincoln County, NC, Enterprise System Revenue:
3.00%, 8/1/34	175	197,124
3.00%, 8/1/35	250	281,040
3.00%, 8/1/38	200	221,972
3.00%, 8/1/40	160	176,051
Union County, NC, Enterprise Systems Revenue:
5.00%, 6/1/28	750	966,855
5.00%, 6/1/30	835	1,087,337
5.00%, 6/1/32	725	938,969

		$13,105,237

Total Tax-Exempt Municipal Obligations — 93.5% (identified cost $140,549,708)		$150,788,748

Taxable Municipal Obligations — 1.1%

Security	Principal Amount (000’s omitted)	Value
Education — 1.0%
East Carolina University, NC, 2.834%, 10/1/38(3)	$1,635	$1,655,356

		$1,655,356

Lease Revenue/Certificates of Participation — 0.1%
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	$200	$202,946

		$202,946

Total Taxable Municipal Obligations — 1.1% (identified cost $1,835,000)		$1,858,302

Total Investments — 95.1% (identified cost $143,139,770)		$153,388,050

Other Assets, Less Liabilities — 4.9%		$7,904,789

Net Assets — 100.0%		$161,292,839

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2021, 4.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 3.6% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at May 31, 2021.

(2)	Amount is less than 0.05%.

(3)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at May 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$741,000	$—	$741,000
Tax-Exempt Municipal Obligations	—	150,788,748	—	150,788,748
Taxable Municipal Obligations	—	1,858,302	—	1,858,302
Total Investments	$—	$153,388,050	$—	$153,388,050

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.